Document and Entity Information Document and Entity Information	May 06, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 06, 2020
Entity Registrant Name	Phillips 66
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35349
Entity Tax Identification Number	45-3779385
Entity Address, Address Line One	2331 CityWest Boulevard
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	281
Local Phone Number	293-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	PSX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001534701
Amendment Flag	false